Warrants - Series 3 Growth Warrants (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)						7,520,000
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities					$ 11.5
Sale of Private Placement Warrants (in shares)				522,009	522,009
Gelesis | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrants outstanding				0
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth"
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant issued as percentage of shares of capital stock outstanding			2.70%
Term for warrants expiration			30 days
Proceeds from sale of equity investment		$ 50.0	$ 50.0
Warrant liabilities	$ 6.0				$ 4.6
Gain on warrant liability extinguishment	$ 0.2
Warrants outstanding		478,828
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 3 Growth redeemable convertible preferred stock -"Series 3 Growth" | Minimum
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Warrant liabilities			$ 4.7
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series 4 Growth Redeemable Convertible Preferred Stock Options [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Term for warrants expiration		1 year
Warrant liabilities					$ 0.7